William Blair Funds
24 f (2) NT
File Number 811-05344

December 31, 2015

1	William Blair Funds
222 West Adams Street
Chicago, IL 60606

2	X

3	Investment Company Act File Number: 811-05344

	Securities Act File Number: 033-17463

4(a)	December 31, 2015

4(b)

4(c)

5
	( i )		$5,843,614,998

	( ii )	$5,855,002,161

	( iii)	$324,514,438

	( iv )		$6,179,516,599

	( v )		$0

	( vi )	-$335,901,601

	( vii )		0.01007%

	( viii )		$0.00

6	Not applicable

7			0

8			$0.00

9	Not applicable	Not applicable

by	/s/ Colette M. Garavalia
	Treasurer

	March 18, 2016